Taxation (Details) - Schedule of Taxation (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxation [Abstract]
Tax using the Isle of Man corporation tax rate	0.00%	0.00%